PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,
	2010	2011

Buildings	$48	$29,870
Leasehold improvements	504	793
Furniture, fixtures and equipment	3,135	3,870
Motor vehicles	620	655
Plant and machinery	8,750	9,995
Total	13,057	45,183
Less: Accumulated depreciation	(9,329)	(12,244)
Construction in progress	20,876	-
Property, plant and equipment, net	$24,604	$32,939

The Group has recorded depreciation expense of $2,073, $1,929 and $2,109 for the years ended December 31, 2009, 2010 and 2011, respectively.